CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 2,451.9	$ 2,689.8	$ 2,375.4
Cost of sales	1,540.2	1,677.3	1,477.5
Gross Profit	911.7	1,012.5	897.9
Selling and administrative expenses	436.4	434.6	446.2
Amortization of intangible assets	124.3	125.8	118.9
Impairment of other intangible assets	0.0	0.0	1.6
Other operating expense, net	75.7	9.1	222.1
Operating Income	275.3	443.0	109.1
Interest expense	88.9	99.6	140.7
Loss on extinguishment of debt	0.2	1.1	84.5
Other income, net	(4.7)	(7.2)	(3.4)
Income (Loss) Before Income Taxes	190.9	349.5	(112.7)
Provision (benefit) for income taxes	31.8	80.1	(131.2)
Net Income	159.1	269.4	18.5
Less: Net income attributable to noncontrolling interests	0.0	0.0	0.1
Net Income Attributable to Gardner Denver Holdings, Inc.	$ 159.1	$ 269.4	$ 18.4
Basic earnings per share (in dollars per share)	$ 0.78	$ 1.34	$ 0.10
Diluted earnings per share (in dollars per share)	$ 0.76	$ 1.29	$ 0.10